Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - Diamir Biosciences Corp [Member] - USD ($)	Nov. 30, 2025	May 31, 2025
Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) [Line Items]
Outside services	$ 643,784	$ 220,411
Employee compensation	19,248	5,884
Other	10,364	5,563
Total	$ 673,396	$ 231,858